Taxation - Disclosure of Information About Income Reconciliation of Effective Tax Rate (Details) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Major components of tax expense (income) [abstract]
Income (loss) for the year	CAD (199,953)	CAD 92,549	CAD (1,410,322)
Income tax expense
Income (loss) excluding income tax	(199,953)	92,549	(1,410,322)
Income tax expense (recovery) using the Company's domestic tax rate	(52,000)	24,000	(367,000)
Non-deductible (deductible) expenses and other	1,000	(2,000)	31,000
Change in deferred tax rates			(2,000)
Differences in statutory tax rates			(1,000)
Changes in unrecognized temporary differences	51,000	(22,000)	339,000
Reconciliation of effective tax rate (Total)